IncomeTaxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 8—INCOME TAXES
The Company’s net deferred tax assets are as follows:

	December 31, 2022	December 31, 2021
Deferred tax assets
Net operating loss carryforward	$—	$—
Startup/Organization Expenses	$388,575	$—

Total deferred tax assets	388,575	—
Valuation allowance	(388,575)	—

Deferred tax assets, net of allowance	$—	$—

The income tax provision for the year ended December 31, 2022 and for the period from May 20, 2021 (inception) through December 31, 2021 consists of the following:

	December 31, 2022	For the Period from May 20, 2021 (inception) through December 31, 2021
Federal
Current	$823,991	$—
Deferred	(388,575)	—
State
Current	—	—
Deferred	—	—
Change in valuation allowance	388,575	—

Income tax provision	$823,991	$—

As of December 31, 2022 and 2021, the Company did not have any U.S. federal and state net operating loss carryovers available to offset future taxable income.
In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2022 and for the period from May 20, 2021 (inception) through December 31, 2021, the change in the valuation allowance was $388,575 and $0, respectively.
A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31, 2022	For the Period from May 20, 2021 (inception) through December 31, 2021

Statutory federal income tax rate	21.00%	0.0%
State taxes, net of federal tax benefit	0.00%	0.0%
Meals & entertainment	4.45%	0.0%
Change in valuation allowance	22.71%	0.0%

Income tax provision	48.16%	0.0%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.